COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination related cost			$ 181,022
Commited for future expenses			$ 200,000
Qianzhi [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination related cost	$ 73,467	$ 325,469
Business Combination Marketing Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination related cost		$ 2,415,000
Percentage of gross proceeds of initial public offering	3.50%	3.50%	3.50%
Percentage of service fee of total consideration payable	1.00%	1.00%	1.00%
Service fee			$ 2,415,000